Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - Years	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	14.0	14.7
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	7.2	8.0
Other employee future benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	14.3	16.5